Shareholder Report, Line Graph (Details) - USD ($)			9 Months Ended	12 Months Ended	21 Months Ended	24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Oct. 15, 2024	Jun. 30, 2016	Jun. 30, 2025	Jun. 30, 2017	Jun. 30, 2026	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2026
C000012182
Account Value [Line Items]
Accumulated Value		$ 10,000		$ 12,188		$ 13,600	$ 12,693	$ 11,737	$ 17,310	$ 13,189	$ 15,652	$ 20,087	$ 25,283	$ 31,274
C000012186
Account Value [Line Items]
Accumulated Value		10,000		11,688		12,755	10,907	10,075	21,215	16,751	18,488	19,544	23,272	29,240
C000012187
Account Value [Line Items]
Accumulated Value		10,000		12,660		15,301	12,703	11,307	23,047	16,046	16,044	16,553	18,819	29,400
C000012190
Account Value [Line Items]
Accumulated Value		10,000		12,008		14,448	11,974	10,006	22,291	20,996	23,368	24,853	24,901	34,112
C000103073
Account Value [Line Items]
Accumulated Value		10,000		12,483		14,575	12,124	9,358	18,240	17,391	18,268	21,179	21,423	31,208
C000254224
Account Value [Line Items]
Accumulated Value	$ 10,000		$ 10,641		$ 12,525
S&P 500 Index
Account Value [Line Items]
Accumulated Value		10,000		11,790		13,484	14,889	16,006	22,536	20,144	24,091	30,006	34,556	42,271
Russell 3000 Index
Account Value [Line Items]
Accumulated Value		10,000		11,851		13,602	14,824	15,792	22,767	19,610	23,327	28,721	33,114	40,672
Russell 3000 Index
Account Value [Line Items]
Accumulated Value		10,000		11,851		13,602	14,824	15,792	22,767	19,610	23,327	28,721	33,114	40,672
Russell 3000 Index
Account Value [Line Items]
Accumulated Value		10,000		11,851		13,602	14,824	15,792	22,767	19,610	23,327	28,721	33,114	40,672
Russell 3000 Index
Account Value [Line Items]
Accumulated Value		10,000		11,851		13,602	14,824	15,792	22,767	19,610	23,327	28,721	33,114	40,672
MSCI All Country World Investable Market Index
Account Value [Line Items]
Accumulated Value	10,000		10,856		13,485
Russell Microcap Index
Account Value [Line Items]
Accumulated Value		10,000		12,760		15,339	13,746	13,090	23,009	15,937	16,995	18,007	20,420	32,376
Russell Microcap Index
Account Value [Line Items]
Accumulated Value		10,000		12,760		15,339	13,746	13,090	23,009	15,937	16,995	18,007	20,420	32,376
Russell 2000 Value Index
Account Value [Line Items]
Accumulated Value		10,000		12,486		14,121	13,241	10,927	18,934	15,851	16,803	18,634	19,666	28,123
Russell 2000 Value Index
Account Value [Line Items]
Accumulated Value		$ 10,000		$ 12,486		$ 14,121	$ 13,241	$ 10,927	$ 18,934	$ 15,851	$ 16,803	$ 18,634	$ 19,666	$ 28,123
FTSE 3-Month Teasury Bill Index
Account Value [Line Items]
Accumulated Value	$ 10,000		$ 10,325		$ 10,743